Retirement Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation		5.50%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Employee contribution	3.00%
Plan expenses	$ 132,000	$ 138,000
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	4,029,000	3,571,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,571,000	3,350,000
Service cost	(216,000)	(86,000)
Interest cost	199,000	214,000
Loss	475,000	93,000
Benefit obligation, December 31	4,029,000	3,571,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(216,000)	(86,000)
Interest cost	199,000	214,000
Loss	475,000	93,000
Net periodic benefit cost	$ 458,000	$ 221,000
Discount rate of benefit obligation	5.50%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated annual benefit payments for 2016	$ 0
Estimated annual benefit payments for 2017	136,149
Estimated annual benefit payments for 2018	336,437
Estimated annual benefit payments for 2019	368,506
Estimated annual benefit payments for 2020 through 2031	$ 5,821,440